UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02668

Exact name of registrant as specified in charter:	Oppenheimer Rochester AMT-Free Municipal Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	7/31

Date of reporting period:	07/01/2013-06/30/2014

Item 1.

FORM N-PX

ICA File Number:  811-02668

Registrant Name:  Oppenheimer Rochester AMT-Free Municipal Fund

Reporting Period:  07/01/2013 - 06/30/2014

Oppenheimer Rochester AMT-Free Municipal Fund

NORTH MANCHESTER IND REV Meeting Date: SEP 30, 2013 Record Date: AUG 05, 2013 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 660712AF7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	The Plan - Class 3 - Series 2002 Bond Claim	Management	None	For
2	The Plan - Class 4 - 2002 Series Bond Claim (Deficiency)	Management	None	For
3	If You Voted to Accept the Amended Plan, Please Check the Forbox Only If You Elect Not to Give or Receive A Release Pursuant to Sections 12.5 or 12.6 of the Amended Plan	Management	None	Abstain

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Rochester AMT-Free Municipal Fund

By:	William F. Glavin, Jr.*
William F. Glavin, Jr.,
President and Principal Executive Officer

Date: August 22, 2014

*By:	/s/ Lisa Bloomberg
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Lisa Bloomberg, Attorney in Fact